Cash and equivalents, marketable securities and short-term investments - Unrealized gains and losses (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	$ 5,972	$ 4,090
Gross unrealized gains	37	21
Gross unrealized losses		(1)
Fair value	6,009	4,110
Cash and equivalents	3,901	3,544
Marketable securities and short-term investments	2,108	566
Changes in fair value recorded in net income
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	5,605	3,838
Gross unrealized gains	12	10
Fair value	5,617	3,848
Cash and equivalents	3,901	3,544
Marketable securities and short-term investments	1,716	304
Cash
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	2,388	2,111
Fair value	2,388	2,111
Cash and equivalents	2,388	2,111
Time deposits
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	1,513	1,433
Fair value	1,513	1,433
Cash and equivalents	1,513	1,433
Equity securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	1,704	294
Gross unrealized gains	12	10
Fair value	1,716	304
Marketable securities and short-term investments	1,716	304
Changes in fair value recorded in other comprehensive income
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	367	252
Gross unrealized gains	25	11
Gross unrealized losses		(1)
Fair value	392	262
Marketable securities and short-term investments	392	262
Debt securities - U.S. government obligations | Available-for-sale securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	274	191
Gross unrealized gains	19	7
Gross unrealized losses		(1)
Fair value	293	197
Marketable securities and short-term investments	293	197
Debt securities - European government obligations | Available-for-sale securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	24
Fair value	24
Marketable securities and short-term investments	24
Debt securities - Corporate | Available-for-sale securities
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cost basis	69	61
Gross unrealized gains	6	4
Fair value	75	65
Marketable securities and short-term investments	75	65
Restricted cash, current
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cash and equivalents	323	$ 36
Restricted cash, non-current
Cash, Cash Equivalents, Marketable Securities and Short Term Investments [Line Items]
Cash and equivalents	$ 300